Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Fixed maturity securities available for sale, amortized cost	$ 774.0	$ 802.9
Equity securities, cost	$ 75.6
Equity securities available for sale, cost		$ 74.0
Common stock, par value (in dollars per share)	$ 5	$ 5
Common stock, shares authorized (in shares)	1,000,000	1,000,000
Common stock, shares issued (in shares)	1,000,000	1,000,000
Common stock, shares outstanding (in shares)	1,000,000	1,000,000